ADVANCE TO SUPPLIERS, NET	6 Months Ended
Jun. 30, 2026
Advance To Suppliers Net
ADVANCE TO SUPPLIERS, NET

5. ADVANCE TO SUPPLIERS, NET

	June 30,	December 31,
	2026	2025
Advances to Suppliers	$1,072,448	2,259,387
Less: allowance for credit losses	(998,536)	(968,836)
Advances to Suppliers, net	$73,912	1,290,551

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2026	2025
Balance as of the beginning of period/year	$968,836	-
Additions charged to credit losses	-	942,626
Translation adjustments	29,700	26,210
Balance as of the end of period/year	$998,536	968,836

As of June 30, 2026 and December 31, 2025, the Company had advances to suppliers, net of $73,912 and $1,290,551, respectively. The allowance for credit losses was $998,536 and $968,836 as of June 30, 2026 and December 31, 2025, respectively.